FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2015
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 43: FOREIGN EXCHANGE POSITION

At December 31, 2015, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 8,540 million (EUR 8,800 million for 2014 and EUR 8,248 million for 2013) and EUR 7,489 million (EUR 8,632 million for 2014 and EUR 8,639 million for 2013), respectively.